Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group Inc - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Short-term Debt [Line Items]
Commercial paper	¥ 1,775,860	¥ 2,105,068
Short-term notes	¥ 490,500	¥ 423,500